                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03-31-2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Investment Management

Address: Oracle Investment Management
         200 Greenwich Ave 3rd Fl
         Greenwich, CT 06830



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Trish McKeon
Title:  CFO
Phone:  203-862-7900


Signature, Place, and Date of Signing:

/s/ Trish McKeon              Greenwich, CT                      2/25/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

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           ITEM 1             ITEM 2    ITEM 3        ITEM 4         ITEM 5               ITEM 6       ITEM 7    ITEM 8
                                                                                                                  VOTING
                              TITLE      CUSIP        FAIR          SHRS OF                       SHRD           AUTHORITY  SHRS TO
NAME OF ISSUER               OF CLASS   NUMBER       MKT VAL       PRINCIPAL          SOLE SHRD  OTHER  MGRS       SOLE       USE
                                                                    AMOUNT     PRICE     (A)  (B)   (C)              (A)
------------------------------------------------------------------------------------------------------------------------------------
     AFFYMETRIX INC           OTC EQ   00826T108   29,551,743.00        690300  42.81   X                          690300   0   0
APRIA HEALTHCARE GROUP INC    COMMON    37933108   14,756,370.00        459700  32.10   X                          459700   0   0
ACCESS PHARMACEUTICALS INC    COMMON   00431M209      852,825.00        342500   2.49   X                          342500   0   0
ADVANCED MEDICAL OPTICS IN    COMMON   00763M108   21,168,366.00        584600  36.21   X                          584600   0   0
  BAYER AG-SPONSORED ADR      COMMON    72730302   14,394,150.00        435000  33.09   X                          435000   0   0
    BIOGEN IDEC INC           COMMON   09062X103   40,617,167.48       1176968  34.51   X                         1176968   0   0
   BRISTON MYERS SQUIBB       COMMON   110122108   24,734,390.00        971500  25.46   X                          971500   0   0
  BOSTON SCIENTIFIC CORP      COMMON   101137107   16,756,809.00        572100  29.29   X                          572100   0   0
CUBIST PHARMACEUTICALS INC    OTC EQ   229678107   11,403,756.00       1073800  10.62   X                         1073800   0   0
   CENTENE CORP DEL           COMMON   15135B101    1,409,530.00         47000  29.99   X                           47000   0   0
    CURAGEN CORP              OTC EQ   23126R101      520,000.00        125000   4.16   X                          125000   0   0
    *** CRUCELL NV            OTC EQ   228769105   13,316,220.00       1020400  13.05   X                         1020400   0   0
       DIGENE CORP            OTC EQ   253752109    4,977,925.00        239900  20.75   X                          239900   0   0
    DRUGSTORE.COM INC         OTC EQ   262241102    3,011,892.00       1167400   2.58   X                         1167400   0   0
    ELAN CORP PLC-ADR         COMMON   284131208    6,693,840.00       2066000   3.24   X                         2066000   0   0
    EP MEDSYTEMS INC          OTC EQ   26881P103      200,330.00         67000   2.99   X                           67000   0   0
      GTX INC DEL             OTC EQ   40052B108   22,093,890.00       2427900   9.10   X                         2427900   0   0
      WEBMD CORP              OTC EQ   94769M105   43,449,850.09       5111747   8.50   X                         5111747   0   0
    HEALTH NET INC            COMMON   42222G108   17,120,414.00        523400  32.71   X                          523400   0   0
     HOSPIRA INC              COMMON   441060100    8,819,391.00        273300  32.27   X                          273300   0   0
  ISHARES TRUST BIOTECH       OTC EQ   464287556   59,705,225.00        939500  63.55   X                          939500   0   0
 INTERNET CAPITAL GRP INC     OTC EQ   46059C205      175,500.00         25000   7.02   X                           25000   0   0
   IMCLONE SYSTEMS INC        OTC EQ   45245W109      304,463.00          8825  34.50   X                            8825   0   0
       IVAX CORP              COMMON   465823102   35,414,992.45       1791350  19.77   X                         1791350   0   0
MEDIWARE INFORMATION SYSTE    OTC EQ   584946107   13,495,042.00       1248385  10.81   X                         1248385   0   0
      MANNKIND CORP           OTC EQ   56400P201    8,860,025.00        622630  14.23   X                          622630   0   0
   MYRIAD GENETICS INC        OTC EQ   62855J104      825,711.00         44900  18.39   X                           44900   0   0
NOVARTIS AG-SPONSORED ADR     COMMON   66987V109   13,351,012.00        285400  46.78   X                          285400   0   0
      OMNICARE INC            COMMON   681904108    6,664,600.00        188000  35.45   X                          188000   0   0
       PFIZER INC             COMMON   717081103   33,901,435.00       1290500  26.27   X                         1290500   0   0
    ANIMAS CORPORATION        OTC EQ   03525Y105    9,486,574.00        469400  20.21   X                          469400   0   0
      QUIDEL CORP             OTC EQ   74838J101   11,425,450.00       2922110   3.91   X                         2922110   0   0
     SEPRACOR INC             OTC EQ   817315104   68,920,705.00       1200500  57.41   X                         1200500   0   0
SEROLOGICALS HOLDINGS INC     OTC EQ   817523103   12,053,808.00        493200  24.44   X                          493200   0   0
      SERONO S A              COMMON   81752M101    2,559,150.00        141000  18.15   X                          141000   0   0
    UBIQUITEL INC             OTC EQ   903474302      335,000.00         50000   6.70   X                           50000   0   0
UNITED THERAPEUTICS CORP D    OTC EQ   91307C102   15,083,920.00        330100  45.70   X                          330100   0   0
 VARIAN MEDICAL SYSTEMS       COMMON   92220P105    1,480,896.00         43200  34.28   X                           43200   0   0
VENTANA MEDICAL SYSTEM INC    OTC EQ   92276H106   89,781,506.00       2396730  37.46   X                         2396730   0   0
     VCA ANTECH INC           OTC EQ   918194101   10,552,170.00        521610  20.23   X                          521610   0   0
   ZIMMER HOLINGS INC         COMMON   98956P102    5,197,708.00         66800  77.81   X                           66800   0   0

       FLANDERS               OTC EQ   338494107      564,000.00         50000  11.28   X                           50000   0   0
   ANTIGENICS INC DEL         OTC EQ   037032109      335,000.00         50000   6.70   X                           50000   0   0